Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed interest rates	$ 3,282,876	$ 2,360,115
Floating interest rates	2,432,680	2,599,458
Loans and Leases Receivable	$ 5,715,556	$ 4,959,573